Income Taxes (Details) - Schedule of Income Tax Reconciliation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Reconciliation [Abstract]
Income tax provision at statutory rates	$ (780)	$ (537)
Tax effects of
Deferred tax assets not recognized	197	565
Reversal of temporary differences	(452)
Income exempt from income taxes		(63)
Expenses not deductible for income tax purposes	802	69
Foreign tax rates different than statutory rates		(47)
Tax exemption and rebates	(260)	(21)
Other		24
Income tax benefit	$ (493)	$ (10)